SWAN DEFINED RISK FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025

Shares					Fair Value
	EXCHANGE-TRADED FUNDS — 90.3%
	EQUITY - 90.3%
220,677	Communication Services Select Sector SPDR Fund(a)				$ 21,284,297
114,590	Consumer Discretionary Select Sector SPDR Fund(a)				22,626,942
161,590	Consumer Staples Select Sector SPDR Fund(a)				13,197,055
84,176	Energy Select Sector SPDR Fund				7,866,247
640,925	Financial Select Sector SPDR Fund(a)				31,924,474
167,136	Health Care Select Sector SPDR Fund(a)				24,403,527
141,046	Industrial Select Sector SPDR Fund(a)				18,486,899
652,000	iShares Core S&P 500 ETF, USD Class(a)				366,358,800
51,421	Materials Select Sector SPDR Fund				4,421,178
117,427	Real Estate Select Sector SPDR Fund(a)				4,914,320
316,491	Technology Select Sector SPDR Fund(a)				65,349,062
69,872	Utilities Select Sector SPDR Fund				5,509,407
	TOTAL EXCHANGE-TRADED FUNDS (Cost $260,294,759)				586,342,208

	SHORT-TERM INVESTMENTS — 0.2%
	MONEY MARKET FUNDS - 0.2%
1,514,042	First American Government Obligations Fund, Class X, 4.27% (Cost $1,514,042)(b)				1,514,042

Contracts(c)
	INDEX OPTIONS PURCHASED - 13.6%	Expiration Date	Exercise Price	Notional Value
	PUT OPTIONS PURCHASED - 13.6%
264	S&P 500 Index	04/17/2025	$ 5,300	$ 148,152,840	$ 568,568
264	S&P 500 Index	04/17/2025	5,600	148,152,840	2,350,325
1,768	S&P 500 Index	04/25/2025	5,450	992,175,080	9,833,947
1,768	S&P 500 Index	04/25/2025	5,550	992,175,080	14,557,155
132	S&P 500 Index	04/30/2025	5,100	74,076,420	230,280
132	S&P 500 Index	04/30/2025	5,500	74,076,420	988,064
1,042	S&P 500 Index	12/18/2026	6,100	584,754,770	59,740,626
	TOTAL INDEX OPTIONS PURCHASED (Cost - $59,304,773)				88,268,965

SWAN DEFINED RISK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

					Fair Value
	TOTAL INVESTMENTS - 104.1% (Cost $321,113,574)				$ 676,125,215
	CALL OPTIONS WRITTEN - (0.1)% (Premiums received - $791,253)				(569,375)
	PUT OPTIONS WRITTEN - (4.4)% (Premiums received - $14,761,699)				(28,853,760)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%				2,906,332
	NET ASSETS - 100.0%				$ 649,608,412

Contracts(c)
	WRITTEN INDEX OPTIONS - (4.5)%	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS WRITTEN - (0.1)%
104	S&P 500 Index	06/20/2025	$ 6,030	$ 58,363,240	$ 329,120
105	S&P 500 Index	06/20/2025	6,080	58,924,425	240,255
	TOTAL CALL OPTIONS WRITTEN (Premiums received - $791,253)				569,375

	PUT OPTIONS WRITTEN - (4.4)%
528	S&P 500 Index	04/17/2025	5,450	296,305,680	2,360,001
3,536	S&P 500 Index	04/25/2025	5,500	1,984,350,160	23,955,876
264	S&P 500 Index	04/30/2025	5,300	148,152,840	935,917
104	S&P 500 Index	06/20/2025	5,190	58,363,240	710,127
105	S&P 500 Index	06/20/2025	5,290	58,924,425	891,839
	TOTAL PUT OPTIONS WRITTEN (Premiums received - $14,761,699)				28,853,760

	TOTAL INDEX OPTIONS WRITTEN (Premiums received - $15,552,952)				$ 29,423,135

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	All or a portion of the security is held as collateral for written options. As of March 31, 2025, the total value of securities held as collateral is $364,216,349.
(b)	Rate disclosed is the seven-day effective yield as of March 31, 2025.
(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

SWAN DEFINED RISK GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025

Shares					Fair Value
	EXCHANGE-TRADED FUNDS — 89.5%
	EQUITY - 89.5%
89,000	iShares Core S&P 500 ETF(a)				$ 50,009,100
	TOTAL EXCHANGE-TRADED FUNDS (Cost $35,504,907)

	SHORT-TERM INVESTMENTS — 2.6%
	MONEY MARKET FUNDS - 2.6%
1,435,136	First American Government Obligations Fund, Class X, 4.27% (Cost $1,435,136)(b)				1,435,136

Contracts(c)
	INDEX OPTIONS PURCHASED - 11.3%	Expiration Date	Exercise Price	Notional Value
	CALL OPTIONS PURCHASED - 1.3%
67	S&P 500 Index	12/18/2026	$ 6,900	$ 37,599,395	$ 723,114
	TOTAL CALL OPTIONS PURCHASED (Cost - $1,547,924)

	PUT OPTIONS PURCHASED - 10.0%
23	S&P 500 Index	04/17/2025	5,300	12,907,255	49,534
23	S&P 500 Index	04/17/2025	5,600	12,907,255	204,763
96	S&P 500 Index	04/25/2025	5,450	53,873,760	533,970
96	S&P 500 Index	04/25/2025	5,550	53,873,760	790,434
12	S&P 500 Index	04/30/2025	5,100	6,734,220	20,935
12	S&P 500 Index	04/30/2025	5,500	6,734,220	89,824
89	S&P 500 Index	12/18/2026	5,750	49,945,465	3,872,835
	TOTAL PUT OPTIONS PURCHASED (Cost - $3,954,376)				5,562,295

	TOTAL INDEX OPTIONS PURCHASED (Cost - $5,502,300)				6,285,409

	TOTAL INVESTMENTS - 103.4% (Cost $42,442,343)				$ 57,729,645
	CALL OPTIONS WRITTEN - (0.5)% (Premiums received - $644,510)				(255,125)
	PUT OPTIONS WRITTEN - (3.1)% (Premiums received - $969,441)				(1,729,357)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%				139,546
	NET ASSETS - 100.0%				$ 55,884,709

SWAN DEFINED RISK GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Contracts(c)
	WRITTEN INDEX OPTIONS - (3.6)%	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS WRITTEN - (0.5)%
9	S&P 500 Index	06/20/2025	$ 6,030	$ 5,050,665	$ 28,482
9	S&P 500 Index	06/20/2025	6,080	5,050,665	20,593
67	S&P 500 Index	12/18/2026	7,500	37,599,395	206,050
	TOTAL CALL OPTIONS WRITTEN (Premiums received - $644,510)				255,125

	PUT OPTIONS WRITTEN - (3.1)%
46	S&P 500 Index	04/17/2025	5,450	25,814,510	205,606
192	S&P 500 Index	04/25/2025	5,500	107,747,520	1,300,772
24	S&P 500 Index	04/30/2025	5,300	13,468,440	85,083
9	S&P 500 Index	06/20/2025	5,190	5,050,665	61,453
9	S&P 500 Index	06/20/2025	5,290	5,050,665	76,443
	TOTAL PUT OPTIONS WRITTEN (Premiums received - $969,441)				1,729,357

	TOTAL INDEX OPTIONS WRITTEN (Premiums received - $1,613,951)				$ 1,984,482

ETF	- Exchange-Traded Fund

(a)	All or a portion of the security is held as collateral for written options. As of March 31, 2025, the total value of securities held as collateral is $27,533,100.
(b)	Rate disclosed is the seven-day effective yield as of March 31, 2025.
(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.